FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Fair Value, Measurements, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets at fair value on a recurring basis	$ 1,451	$ 1,041
HOLIBond Corporation Pte Ltd [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Goodwill Impairment Charge	$ 35,767